Basis of Presentation and General Information - Disclosure of Charterers Concentration (Details) - Charter Revenues - Customer Concentration Risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Viterra B.V. (ex-Glencore Agriculture B.V.)
Concentration Risk [Line Items]
Charterer percentage in total revenue	16.08%	15.01%	21.03%
Cargill International S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	14.62%	11.13%	0.00%
Bunge S.A.
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	10.37%